MainGate MLP Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2020

Master Limited Partnerships and Related Companies - 92.5%(1)	Shares	Fair Value
Crude/Refined Products Pipelines and Storage - 35.1%(1)
Canada - 0.5%(1)
Enbridge, Inc.	130,000	$4,865,900
United States - 34.6%(1)
BP Midstream Partners, L.P.	1,000,000	13,320,000
Genesis Energy, L.P. - Class A	2,950,000	29,293,500
Magellan Midstream Partners, L.P.	1,355,000	73,915,250
MPLX, L.P.	2,527,000	51,272,830
Phillips 66 Partners, L.P.	571,000	31,045,270
Plains All American Pipeline, L.P.	3,611,000	49,362,370
Plains GP Holdings, L.P. - Class A	3,549,000	48,869,730
Shell Midstream Partners, L.P.	1,500,000	25,665,000
		322,743,950
Natural Gas/Natural Gas Liquid Pipelines and Storage - 43.6%(1)
Canada - 0.6%(1)
TC Energy Corporation	100,000	5,235,000
United States - 43.0%(1)
Cheniere Energy, Inc.(2)	89,000	4,564,810
Energy Transfer, L.P.	10,355,000	114,733,400
Enterprise Products Partners, L.P.	4,200,000	98,028,000
Equitrans Midstream Corporation	400,000	2,824,000
Kinder Morgan, Inc.	3,321,000	63,663,570
ONEOK, Inc.	400,000	26,688,000
Williams Companies, Inc.	4,782,000	91,097,100
		401,598,880
Natural Gas Gathering/Processing - 13.8%(1)
United States - 13.8%(1)
Antero Midstream Corporation	4,089,000	17,828,040
Enlink Midstream, LLC	6,260,000	23,850,600
Targa Resources Corporation	1,900,000	61,560,000
Western Midstream Partners, L.P.	1,970,000	25,728,200
		128,966,840
Total Master Limited Partnerships and Related Companies (Cost $948,149,120)		863,410,570

Total Investments - 92.5% (Cost $948,149,120)(1)		863,410,570
Other Assets in Excess of Liabilities - 7.5%(1)		70,486,134
Net Assets Applicable to Common Stockholders - 100.0%(1)		$933,896,704

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Non-income producing security.

Tax Basis

The cost basis of investments for federal income tax purposes at February 29, 2020 was as follows:

Cost of investments	$948,149,120
Gross unrealized appreciation	108,106,778
Gross unrealized depreciation	192,845,328)
Net unrealized depreciation	$(84,738,550)

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 29, 2020	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$ 863,410,570	$ 863,410,570	$ -	$ -
Total	$ 863,410,570	$ 863,410,570	$ -	$ -

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended February 29, 2020.  There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.